Intangible Assets - DAC for insurance and investment contracts (Details) - Shareholder-backed - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Movements in deferred acquisition costs
DAC at the beginning of the period	£ 9,178
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	(76)	£ 76
DAC at the end of the period	9,233	9,178
Insurance contracts
Movements in deferred acquisition costs
DAC at the beginning of the period	9,114	6,948
Additions	1,000	954
Amortisation	(77)	(21)
Exchange differences	(791)	1,408
Disposals and transfers		(251)
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	(76)	76
DAC at the end of the period	9,170	9,114
Investment contracts
Movements in deferred acquisition costs
DAC at the beginning of the period	64	74
Additions	11	3
Amortisation	(12)	(13)
DAC at the end of the period	63	64
Investment contracts | Cost/Gross amount
Movements in deferred acquisition costs
DAC at the beginning of the period	145
DAC at the end of the period	156	145
Investment contracts | Accumulated amortisation
Movements in deferred acquisition costs
DAC at the beginning of the period	(81)
DAC at the end of the period	£ (93)	£ (81)